Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

Our officers and directors also serve as officers of Citius Pharma. As of December 31, 2025, the Company does not have any employees. The Company and Citius Pharma entered into the A&R Shared Services Agreement and under the terms of the agreement, Citius Pharma provides management and scientific services to us.

During the three months ended December 31, 2025, Citius Pharma charged us $497,937 for reimbursement of general and administrative payroll, $480,000 for reimbursement of research and development payroll, and $27,939 for the use of shared office space. During the three months ended December 31, 2024, Citius Pharma charged us $567,937 for reimbursement of general and administrative payroll, $480,000 for reimbursement of research and development payroll, and $30,368 for the use of shared office space.

We have had limited cash, therefore most of our expenditures were paid by Citius Pharma and reflected in the due to related party account.

Citius Pharma advanced cash to us for a non-interest bearing, unsecured promissory note, dated August 16, 2024, in the principal amount of $3,800,111. The note is repayable in full upon a financing of at least $50 million by us. Management does not anticipate such repayment within the next twelve months and has classified the note payable as a long-term liability.

6. RELATED PARTY TRANSACTIONS

Our officers and directors also serve as officers of Citius Pharma. As of September 30, 2025, we do not have any employees. The Company and Citius Pharma have entered into the A&R Shared Services Agreement and under the terms of the agreement, Citius Pharma provides management and scientific services to us. During the year ended September 30, 2025, Citius Pharma charged us $2,201,742 for reimbursement of general and administrative payroll, $1,920,000 for reimbursement of research and development payroll, and $114,185 for the use of shared office space. During the year ended September 30, 2024, Citius Pharma charged us $1,846,202 for reimbursement of general and administrative payroll, $1,963,630 for reimbursement of research and development payroll, and $121,570 for the use of shared office space.

We have had limited cash, therefore most of our expenditures have been paid by Citius Pharma and reflected in the due to related party account. At September 30, 2025 and 2024, the net amount due to Citius Pharma was $9,513,771 and $588,806, respectively.

In connection with closing of the Merger, Citius Pharma made a contribution to our capital in the amount of $33,180,961 representing the balance of the due to/due from related party account on the date of the Merger. Citius Pharma also made cash contributions to our capital, pursuant to the terms of the Merger Agreement, in the amount of $3,827,944.

Also, in connection with the Merger, Citius Pharma advanced cash to the Company for a non-interest bearing, unsecured promissory note issued by the Company, dated August 16, 2024, as amended September 10, 2025, in the principal amount of $3,800,111. The note is repayable in full upon a financing of at least $30,000,000 by the Company, per the terms of the promissory note. Management does not anticipate such repayment within the next twelve months. As a result, this note payable is classified as non-current on the balance sheet.